TAXES ON INCOME (Reconciliation of Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income before taxes on income	$ 6,645	$ 7,791	$ 11,228
Theoretical tax expenses (benefit) at the statutory rate	1,761	2,065	2,807
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	(1,194)	(1,314)	(2,033)
Difference between income reported for tax purposes and income for financial reporting purposes - mainly dollar - NIS differences	(738)	(675)	(754)
Non-deductible expenses- mainly share-based compensation expense	452	256	183
Different effective tax rates applicable to the subsidiaries	126	74	121
TAXES ON INCOME	$ 407	$ 406	$ 324
Statutory tax rate	26.50%	26.50%	25.00%	25.00%